Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 19. Subsequent Events

Subsequent events are evaluated through the date the consolidated financial statements were issued.

In January 2026, we agreed to issue an aggregate of 59,000 shares of Class A Common Stock to FMW Media Works LLC (“New To The Street”) pursuant to that certain agreement entered into in connection with a 12-month marketing and media services engagement, with 15,000 shares to be issued upon execution of the agreement and 4,000 shares to be issued each month for the 11 months thereafter, subject to a six-month lock-up period. 15,000 shares were issued on February 9, with the next issuance of 4,000 shares to be issued after the date of this filing. These shares will be issued as restricted securities in reliance on the exemption from registration provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder, as a transaction not involving a public offering to an accredited investor.

On January 22, 2026, the Company’s Registration Statement was declared effective by the Securities and Exchange Commission in connection with its direct listing on Nasdaq. Trading of the Company’s Class A common stock commenced on January 27, 2026, and on that date, in connection with the August 25, 2025 Securities Purchase Agreement with Streeterville, the initial advance of $8,000,000 (net of original issue discount) was funded at the closing of our direct listing, with subsequent advances subject to certain conditions, including minimum market capitalization, trading volume, and compliance with Nasdaq listing standards. Each advance includes an 8% original issue discount and bears interest at 6% per annum. In addition, in connection with the closing, we issued to Streeterville the Equity Financing Warrant to purchase a number of shares of Class A common stock equal to $16,000,000 divided by the Nasdaq valuation price of $8.75, exercisable at the Nasdaq valuation price of $8.75 and expiring six months after the closing of the Company’s direct listing. The conversion price for the advances is set at 120% of the reference price, with, subject to certain triggers, an alternate conversion price based on 90% of the lowest volume-weighted average price during the ten trading days prior to conversion, subject to a $2.00 price floor.

On January 28 and January 29, 2026, certain holders of the Second 2025 Notes exercised their conversion rights and converted all outstanding indebtedness under their respective notes into an aggregate of 97,799 shares of Class A common stock at a conversion price of $7.44 per share (representing 85% of the $8.75 Nasdaq listing price). As a result of these conversions, the outstanding principal amount of the Second 2025 Notes was reduced from $1,650,000 to approximately $935,000 as of the date of this filing.

On January 29, 2026, Streeterville exercised a portion of the Equity Financing Warrant to purchase 57,500 shares of Class A common stock at an exercise price of $8.75 per share, for aggregate proceeds to the Company of $503,125. Separately, on January 29, 2026, the Company issued 200,000 shares of Class A common stock to Streeterville at an exercise price of $8.75 per share, for aggregate proceeds to the Company of $1,750,000. Between February 27, 2026, and March 5, 2026, Streeterville exercised further portions of the Equity Financing Warrant to purchase an aggregate of 147,500 shares of Class A common stock at an exercise price of $6.00 per share, for aggregate proceeds to the Company of $885,000.

From January to February 2026, Western Technologies Investments, under various funds, exercised 334,961 warrants for 307,384 shares of Class A common stock, resulting in cash proceeds to the Company of $300,002. Of these exercises, 96,484 warrants were issued in relation to the WTI 2016 Debt and exercised at the cash exercise price of $2.332/warrant, 32,161 warrants were issued in relation to the WTI 2018 Debt and exercised at the cash exercise price of $2.332/warrant, 50,066 warrants were issued in relation to the WTI April 2022 Debt and exercised as a cashless exercise, calculated using the warrant exercise price of $.2996 and the closing share price on the day of exercise, resulting in the issuance of 42,584 shares, and 156,250 warrants were issued in relation to the WTI 2014 Debt and exercised as a cashless exercise, calculated using the warrant exercise price of $.80 and the closing share price on the day of exercise, resulting in the issuance of 136,154 shares.

On February 9, 2026, the Company entered into Amendment No. 1 to each of the Equity Financing Warrant, the Debt Financing Warrant, and the common stock purchase warrants issued in connection with the Second Note and the Third Note, respectively, with Streeterville. The amendments modified the exercise price of each warrant to provide that, for any exercise occurring during the period commencing on February 9, 2026 and ending on March 11, 2026, the exercise price will be $6.00 per share, reduced from the NASDAQ valuation price of $8.75 per share. For any exercise occurring after March 11, 2026, the exercise price will revert to the reference price established in connection with our direct listing.

On February 10, 2026, the Company issued 171,807 shares of Class A common stock to Maxim Partners LLC (“Maxim”) and its designees in partial consideration for financial advisory and investment banking services provided in connection with the Company’s direct listing on Nasdaq, pursuant to an engagement letter originally entered into on May 21, 2025 (the “Engagement Letter”). The shares represented approximately one half of one percent (0.5%) of the Company’s outstanding common stock as of the date of the direct listing (the “Success Fee Stock”) and are subject to standard lock-up provisions for a period of six (6) months from the consummation of the direct listing. Maxim and its designees are entitled to unlimited piggyback registration rights consistent with those granted to other holders of the Company’s common stock.

No additional material events were identified which require adjustment or disclosure in the consolidated financial statements.

Note 19. Subsequent Events

Subsequent events are evaluated through the date the consolidated financial statements were available to be issued.

From April to July 2025, the Company issued 23,060 shares of Series B preferred stock to accredited investors under Regulation D in exchange for cash investments totaling $112,990.

From April to August 2025, the Company issued 367,434 shares of Series B preferred stock to investors participating in a StartEngine investment campaign under Regulation CF, in exchange for cash investments totaling $1,939,004 (net of investor fees).

Effective June 2025, the Company amended the 2024 Notes to allow for cancellation of 2024 Notes for current investors and subsequent issuance of Series B preferred stock through the 2025 Subscription Agreement. As a result, 2024 Notes principal and accrued interest of $462,975 were cancelled and 74,430 shares of Series B preferred stock and warrants to purchase 74,430 shares of Common Stock of the Company were issued under the 2025 Subscription Agreements, resulting in remaining 2024 Notes principal amount of $1,967,500 as of July 31, 2025. Also effective June 2025, the Company reserved 500,000 shares of Series B preferred stock and 500,000 shares of Common Stock for issuance under the 2025 Subscription Agreements.

The Company issued two unsecured promissory notes to related parties, totaling $217,678, due September 30, 2025.

On August 6, 2025, stockholders approved, and on August 7, 2025, the Company filed with the Secretary of State of the State of Delaware, the Sixth Amended and Restated Certificate of Incorporation (the “Certificate”). Pursuant to the Certificate, the Company reclassified and converted each share of its previously outstanding capital stock into shares of Class A common stock, effective immediately upon the acceptance of the Certificate for filing by the Secretary of State of Delaware. As a result of the reclassification and conversion, all outstanding shares of the Company’s capital stock, including all series of preferred stock and any previously outstanding common stock, were automatically reclassified and converted on a one-for-one basis into shares of Class A common stock. Following the effectiveness of the Certificate, only Class A common stock, Class B common stock, and undesignated preferred stock are authorized.

No additional material events were identified which require adjustment or disclosure in the consolidated financial statements.